Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2005 Portfolio	Sep. 22, 2023
VIP Freedom 2005 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(12.37%)
Past 5 years	2.31%
Past 10 years	4.08%
VIP Freedom 2005 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(12.46%)
Past 5 years	2.21%
Past 10 years	3.97%
VIP Freedom 2005 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(12.56%)
Past 5 years	2.05%
Past 10 years	3.83%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXWFR
Average Annual Return:
Past 1 year	(11.72%)
Past 5 years	2.13%
Past 10 years	3.89%